Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)		Taxes	Royalties	Fees	Bonuses	Total Payments
Total		$ 51,746,304	$ 152,406,199	$ 2,436,935	$ 1,004,295	$ 207,593,733
COLOMBIA | NATIONAL GOVERNMENT OF COLOMBIA, NATIONAL HYDROCARBON AGENCY OF COLOMBIA [Member]
Total	[1]		126,195,162			126,195,162
COLOMBIA | NATIONAL GOVERNMENT OF COLOMBIA, DIRECTORATE OF NATIONAL TAXES AND CUSTOMS OF COLOMBIA [Member]
Total	[1]	48,767,308				48,767,308
COLOMBIA | NATIONAL GOVERNMENT OF COLOMBIA 3 [Member]
Total	[1]			865,715		865,715
COLOMBIA | MUNICIPALITY OF PUERTO ASIS [Member]
Total	[1]	588,503			104,907	693,410
COLOMBIA | MUNICIPALITY OF MOCOA [Member]
Total	[1]	366,840			392,125	758,965
COLOMBIA | MUNICIPALITY OF SAN MARTIN [Member]
Total	[1]	371,461			366,944	738,405
COLOMBIA | MUNICIPALITY OF VILLAGARZON [Member]
Total	[1]	343,946			28,116	372,062
COLOMBIA | MUNICIPALITY OF RIO DE ORO [Member]
Total	[1]	132,904			72,225	205,129
COLOMBIA | MUNICIPALITY OF PUERTO GUZMAN [Member]
Total	[1]	137,578			3,754	141,332
COLOMBIA | MUNICIPALITY OF PIAMONTE [Member]
Total	[1]	137,578			36,224	173,802
COLOMBIA | DISTRICT OF BOGOTA [Member]
Total	[1]	230,416			$ 0	230,416
ECUADOR | GOVERNMENT OF ECUADOR, MINISTRY OF ENERGY AND NON-RENEWABLE NATURAL RESOURCES OF ECUADOR 1 [Member]
Total				72,000		72,000
ECUADOR | GOVERNMENT OF ECUADOR, SECRETARIAT OF HIGHER EDUCATION, SCIENCE, TECHNOLOGY AND INNOVATION [Member]
Total				300,000		300,000
ECUADOR | GOVERNMENT OF ECUADOR, MINISTRY OF ENERGY AND NON-RENEWABLE NATURAL RESOURCES OF ECUADOR 2 [Member]
Total				285,000		285,000
ECUADOR | GOVERNMENT OF ECUADOR, CENTRAL BANK OF ECUADOR [Member]
Total			23,338,241			23,338,241
ECUADOR | GOVERNMENT OF ECUADOR, INTERNAL REVENUE SERVICE [Member]
Total		546,869				546,869
ECUADOR | DECENTRALIZED AUTONOMOUS MUNICIPAL GOVERNMENT OF LAGO AGRIO [Member]
Total		$ 122,901				122,901
CANADA | GOVERNMENT OF ALBERTA, ALBERTA ENERGY AND MINERALS [Member]
Total			771,275	68,308		839,583
CANADA | GOVERNMENT OF ALBERTA, ALBERTA PETROLEUM MARKETING COMMISSION [Member]
Total			$ 2,101,521			2,101,521
CANADA | WOODLAND CREE FIRST NATION [Member]
Total				642,336		642,336
CANADA | STURGEON LAKE CREE NATION, STURGEON LAKE RESOURCES LTD. [Member]
Total				$ 203,576		$ 203,576

[1]	Paid in Colombian Pesos. Translated at the 2024 average foreign exchange rate of 4,071.35:1 USD